NET CHANGE IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Increase (Decrease) in Operating Capital [Abstract]
NET CHANGE IN OPERATING ASSETS AND LIABILITIES	NET CHANGE IN OPERATING ASSETS AND LIABILITIES
Net cash provided by (used in) operating activities attributable to the net change in operating assets and liabilities was composed of the following (in millions):

Year Ended December 31,	2024	2023	2022
(Increase) decrease in trade accounts receivable	$(295)	$(2)	$(69)
(Increase) decrease in inventories[1]	(520)	(597)	(960)
(Increase) decrease in prepaid expenses and other current assets and other noncurrent assets[2]	(5,667)	(323)	225
Increase (decrease) in accounts payable and accrued expenses	1,134	841	759
Increase (decrease) in accrued income taxes	(823)	(578)	(360)
Increase (decrease) in other noncurrent liabilities	(63)	(187)	(200)
Net change in operating assets and liabilities	$(6,234)	$(846)	$(605)
[1]The increase in inventories in 2022 was primarily due to improved business performance, higher costs and the buildup of inventory to manage potential supply chain disruptions.
[2]The increase in prepaid expenses and other current assets and other noncurrent assets in 2024 was primarily due to the IRS Tax Litigation Deposit. Refer to Note 12.